June 30, 1997
                     __________________________________
                      Special Situations        Second
                      Fund III, L.P.            Quarter
                                                Report













































                       SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)
                       STATEMENT OF FINANCIAL CONDITION
                              JUNE 30, 1997
                               (Unaudited)


ASSETS - NOTE 2
Investments, at value (cost $117,513,640)              $ 146,482,417
Cash and cash equivalents                                  7,968,744
Receivable for investments sold                            9,421,576
Other assets                                                  44,542
                                                       --------------
Total Assets                                           $ 163,917,279
                                                       --------------

LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4                 $   2,020,703
Payable for investments purchased - Note 2                 2,303,872
Securities sold short, at value                            4,814,621
    (proceeds $4,811,328)-Note 11
Accrued expenses                                             127,127
Administrator's fee payable - Note 7                         266,471
                                                         ------------
 Total Liabilities                                     $   9,532,794
                                                        -------------

Partners' Capital - Note 1,3 and 4
Limited partners                                       $ 142,513,911
Corporate general partner                                  7,557,729
Individual general partners                                4,312,845
                                                       --------------
Total Partners' Capital                                $ 154,384,485
                                                       --------------
Total Liabilities and Partners' Capital                $ 163,917,279
                                                      --------------
Net asset value per Limited Partners' Unit             $      25,000
                                                      --------------







__________________________________________________________________________
          See the accompanying Notes to the Financial Statements.
                                   1

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1997
                                  (Unaudited)
Shares                            Common Stocks                   Value
--------------------------------------------------------------------------

   75,000     AccelGraphics, Inc,                              $  309,375
  589,600     Accom, Inc.(a)                                      939,675
   89,597     Accuhealth, Inc. (Restricted) (a)                   179,194
  122,800     Accuhealth, Inc.(a)                                 429,800
   63,000     Acorn Products, Inc.                                882,000
  179,000     Alteon Inc.                                         755,165
  137,300     AMES Department Stores, Inc.                      1,330,094
  233,200     AMX Corporation                                   1,340,900
   80,000     Analytical Surveys, Inc.                          1,100,000
  126,300     Applied Imaging Corp.                               789,375
  326,500     Applix, Inc.                                      2,265,094
  105,500     Aramex International Limited                      1,028,625
   63,500     Asahi/America, Inc.                                 396,875
  210,900     Aviation Distributors, Inc.                       1,502,662
  220,400     Bally Total Fitness Holding Corporation           2,038,700
  432,080     Barringer Technologies, Inc. (a)                  6,481,088
  163,850     Biocircuits Corporation (a)                         133,128
  255,000     Biocircuits Corporation (Restricted) (a)            207,187
  160,200     BioTransplant Incorporated                        1,081,350
  148,000     Blonder Tongue Laboratories, Inc.                 1,165,500
   40,700     Brookstone, Inc.                                    345,950
   98,200     Byron Preiss Multimedia Company, Inc.(a)            122,750
  185,500     C*ATS Software, Inc.                                834,750
   50,300     Calypte Biomedical Corporation                      226,350
  285,714     Cardiac Control Systems, Inc. (a)                   294,643
   14,325     Cardiac Control Systems, Inc. (Restricted)(a)        14,773
  186,000     Castelle                                            883,500
  208,600     Catalyst International, Inc.                        808,325
  127,551     Celerity Systems, Inc.                              250,000
  175,500     Ceradyne, Inc.                                      811,687
  593,749     Chase Packaging Corporation                          44,531
  455,000     Check Technology Corporation (a)                  3,298,750
  305,800     Chic By H.I.S., Inc.                              1,987,700
   84,000     Collaborative Clinical Research, Inc.               588,000
  136,500     Colonial Downs Holdings, Inc.                       887,250
   26,200     Comdial Corporation                                 219,425
  242,200     Commander Aircraft                                  484,400
  303,950     Concentra Corporation                             2,203,637
2,200,000     Contempri Homes, Inc.                                68,750
  800,000     Country Wide Transport Services, Inc. (Restricted)  400,000
  _________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       2
                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JUNE 30, 1997
                                 (Unaudited)

Shares                     Common Stocks (Continued)                 Value
---------------------------------------------------------------------------

  164,062     CPAC, Inc.                                          1,989,258
  235,900     CytoTherapeutics, Inc.                              1,267,962
  108,650     Data Translation, Inc.                                380,275
  107,900     Donnelley Enterprise Solutions Incorporated         1,119,462
   68,700     Edelbrock Corporation                               1,477,050
  333,100     Educational Insights, Inc.                            582,925
  211,800     Ellett Brothers, Inc.                               1,059,000
  110,700     Eltek Ltd.,                                           269,831
  400,500     EP MedSystems, Inc.                                 1,401,750
  150,000     EPIX Medical, Inc.                                  1,200,000
  164,500     EZCORP, Inc.                                        1,645,000
  525,900     Film Roman, Inc.                                      920,325
  117,500     First Sierra Financial, Inc.                        1,321,875
  327,240     Fourth Shift Corporation                            1,554,390
   79,500     Fusion Medical Technologies, Inc.                     278,250
  264,700     Gensym Corporation                                  1,191,150
  321,300     Hemagen Diagnostics, Inc.                             682,762
  219,800     Image Guided Technologies, Inc.                     1,236,375
  293,000     Intelligent Medical Imaging, Inc.                   1,941,125
  226,500     Intensiva Healthcare Corporation                    1,804,922
  280,400     IRIDEX Corporation                                  2,558,650
  763,000     Jos. A. Bank Clothiers, Inc. (a)                    2,956,625
   47,016     Lernout and Hauspie Speech Products N.V.            1,287,063
  162,000     Lincoln Logs, Ltd.(a)                                 144,281
  320,000     Logal Educational Software and Systems Ltd.           860,000
   82,500     Mechanical Dynamics, Inc.                             598,125
  105,500     Medallion Financial Corporation                     2,017,687
  189,600     Media 100, Inc.                                       876,900
  281,800     Medical Graphics Corporation (a)                    1,056,750
  375,000     Mednet International, Ltd.                          1,627,500
  207,700     MFC Bancorp Ltd.                                    1,788,167
  455,000     MicroFrame, Inc.(a)                                   796,250
  166,700     Mizar, Inc.                                           625,125
   86,250     Movado Group, Inc.                                  2,199,375
   13,000     NeoMedia Technologies, Inc.                            98,312
  125,000     Norland Medical Systems, Inc.                       1,359,375
  136,700     NovAtel Inc,                                        1,042,337
  289,000     Oakhurst Capital, Inc.(a)                             361,250
   58,500     Optical Sensors, Inc.                                 277,875
   69,200     OrCad, Inc.                                           761,200
  235,600     Osteotech, Inc.                                     2,473,800
  250,000     PC Etcetera, Inc.(a)                                   93,750


___________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       3
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               JUNE 30, 1997
                                (Unaudited)

Shares                   Common Stocks (Continued)                    Value
---------------------------------------------------------------------------

  205,195     PC Etcetera, Inc. (Restricted)(a)                         -
   64,500     Penn Treaty American Corp.                          1,975,312
  125,000     Photon Dynamics, Inc.                                 812,500
  221,900     Photran Corporation                                   887,600
  205,000     Planning Sciences International plc                 1,178,750
  198,900     Platinum Entertainment, Inc.                        1,342,575
   17,800     Premenos Technology Corp.                             151,300
  359,000     PREMIS Corporation                                    729,219
  163,600     Raytel Medical Corporation                          1,881,400
  156,500     Ringer Corporation                                    224,969
   40,000     Robocom Systems Inc.                                  282,500
      303     Royal International Optical Corporation               227,250
  184,700     RSI Systems, Inc.(a)                                  369,400
  758,500     Silicon Valley Research, Inc.                         758,500
  862,069     Silicon Valley Research, Inc. (Restricted)            663,793
  129,500     SL Industries, Inc.                                 1,262,625
  371,500     SPACEHAB, Incorporated                              3,297,062
  658,100     Specs Music (a)                                       544,989
  187,500     STAR Telecommunications, Inc.                       2,484,375
  289,000     Steel City Products, Inc.                              17,340
   94,000     Steiner Leisure, Inc.                               2,620,250
  275,500     Storage Dimensions, Inc.                            1,515,250
  105,500     Strategia Corporation                               1,463,812
  168,300     Superconductor Technologies, Inc.                     483,862
   49,500     Telesoft Corp.                                        185,625
  187,500     TGC Industries, Inc.(a)                               210,937
  150,000     T-HQ, Inc.                                          1,650,000
  253,800     Trans World Entertainment Corp.                     4,378,050
  118,366     Transact Technologies Incorporated                  1,671,920
  257,500     Transcrypt International, Inc.                      2,864,687
  151,200     Travis Boats & Motors,                              1,984,500
  153,100     Tridex Corporation                                    516,712
   92,100     U.S. Energy Systems, Inc. (a)                         425,962
  350,600     ULTRADATA Corporation                                 745,025
  140,000     Unison Software, Inc.                                 980,000
  400,603     Versant Object Technology                           2,403,618
  217,500     Virus Research Institute, Inc.                      1,468,125
  662,600     White Pine Software, Inc.                           1,739,325
  154,000     Zindart Limited                                     1,578,500
  200,200     Zoll Medical Corporation                            1,501,500
                                                                 ----------
                                                                137,794,161


___________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       4
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               JUNE 30, 1997
                                (Unaudited)


Shares                        Preferred Stocks                    Value
__________________________________________________________________________


 425,000    Accuhealth, Inc. convertible preferred (a)          $ 1,487,500
 160,764    Celerity Systems, Inc. Series A convertible preferred   250,792
  79,296    Celerity Systems, Inc. Series B convertible preferred   155,420
  57,500    Tescorp, Inc. convertible preferred                     251,562
 150,000    TGC Industries, Inc. (a)                              1,237,500
                                                                 ----------
                                                                  3,382,774
                                                                 ----------


Principal                      Corporate Bonds                     Value
___________________________________________________________________________

150,000      Lincoln Logs, Ltd. convertible subordinated,         $ 667,995
             debentures, due 6/30/98 (a)



Warrants                          Warrants                            Value
---------------------------------------------------------------------------

  27,500      Barringer Technologies, Inc. 5/9/98 (a)           $  358,875
 229,167      Barringer Technologies, Inc. 5/9/2000 (a)          2,990,626
 153,125      Biocircuits Corporation 10/20/97 (a)                   7,656
 255,000      Biocircuits Corporation (Restricted) 1/2/99           25,500
 153,500      Bryon Preiss Multimedia Company, Inc. 5/11/99 (a)     52,766
  27,731      Cardiac Control Systems, Inc. (Restricted) 3/31/99      --
 127,551      Celerity Systems, Inc. Series B 3/31/97                 --
  43,125      Children's Broadcasting Corporation 1/8/2000             431
 733,334      Contempri Homes, Inc. 4/11/98                           --
 160,644      IBAH, Inc. 8/10/2000                                 197,592
  25,500      Marine Management Systems, Inc. 4/8/02                14,344
 162,200      NeoMedia Technologies, Inc. 11/25/2001               283,850
  75,000      Prologic Management Systems, Inc. 3/14/99             14,062
 862,069      Silicon Valley Research, Inc. 4/15/2000               86,207
  70,000      Streicher Mobile Fueling, Inc. 12/11/2000             47,031
 150,000      U.S. Energy Systems, Inc. 12/2/2000                  187,500
                                                                 ---------
                                                                 4,266,440
                                                                 ---------
___________________________________________________________________________
          See the accompanying Notes to the Financial Statements.
                                       5

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 1997
                                   (Unaudited)


Units                              Units                             Value
___________________________________________________________________________

 133,621      MicroFrame, Inc.                                  $   300,647
 140,800      Boulevard Investment Group                             70,400
                                                                 ----------
                                                                    371,047
              Total Investments                               $ 146,482,417
                                                               ------------
                                                               ------------



                             Securities Sold Short
Shares                           Common Stock                         Value
---------------------------------------------------------------------------

  20,000      ABR Information Services, Inc.                      $ 580,000
  26,500      Circuit City Stores, Inc.                             942,406
   1,000      Comshare Incorporated                                  12,375
  13,200      Cylink Corporation                                    150,150
  42,500      HA-LO Industries, Inc.                              1,004,066
   7,000      Health Systems Design Corporation                      46,375
  17,000      Learning Company, Inc.                                157,250
   6,000      Morrow Snowboards, Inc.                                28,125
  20,500      National TechTeam, Inc.                               438,187
  18,500      Pegasystems, Inc.                                     580,437
  10,500      Precision Response Corporation                        173,250
  27,000      Skyes Enterprises Incorporated                        702,000
                                                                 ----------
               Total Securities Sold Short                        4,814,621
                                                                 ----------
                                                                 ----------









___________________________________________________________________________
 (a) Affiliated company under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

            See the accompanying Notes to the Financial Statements.
                                       6

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                             STATEMENT OF OPERATIONS
                       FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                  (Unaudited)

___________________________________________________________________________


INCOME

Net realized gains on investments                             $ 14,047,288
Net unrealized loss on investments                              (3,511,565)
                                                                -----------
Net gains on investment portfolio                               10,535,723
Interest                                                           250,290
Dividends                                                          115,235
                                                                 ----------
Total income                                                  $ 10,901,248
                                                                 ----------
                                                                 ----------



EXPENSES

Administrator's fee - Note 7                                  $    534,907
Professional Fees                                                  114,500
Independent general Partners' fees                                  15,000
Other                                                               52,446
                                                                ----------
Total expenses                                                     716,853
                                                               ------------
Net income                                                     $10,184,395
                                                               ------------
                                                               ------------










___________________________________________________________________________
            See the accompanying Notes to the Financial Statements.

                                       7

                         SPECIAL SITUATIONS FUND III,L.P.
                             (A Limited Partnership)
                    STATEMENT OF CHANGES IN PARTNERS' CAPTIAL
            (Information Subsequent to December 31, 1996 is Unaudited)
___________________________________________________________________________


                    Per Limited             Corporate  Individual
                     Partners'   Limited     General    General
                       Unit      Partners    Partner    Partners    Total
                   ________________________________________________________

YEAR ENDED
 DECEMBER 31, 1996:

BALANCE
 DECEMBER 31, 1995          $ 93,588,614  5,966,439 5,670,653  105,225,706
 Capital contributions         7,679,291       -          929    7,680,220
  Transfers                        -       (210,828)  210,828       -
 Allocation of net income:
   Corporate General
     Partner (20%)                -       10,686,440      -     10,686,440
  Partners (80%)              38,255,548   2,337,410 2,152,804  42,745,762
Repurchases                   (5,370,628)(13,500,000)4,000,000)(22,870,628)
                              ----------- ----------- -------- -----------
BALANCE,
 DECEMBER 31, 1996  $25,000  134,152,825   5,279,461 4,035,214 143,467,500
                    -------
SIX MONTHS ENDED
 JUNE 30, 1997
 Capital contributions         2,753,293        -                2,753,293
 Transfers                          -        (50,000)   50,000          -
 Allocation of net income:
    Corporate General
      Partner (20%)                  -     2,036,879       -     2,036,879
    Partners (80%)  $ 1,393    7,628,496     291,389    227,631  8,147,516
                    -------
 Repurchases                  (2,020,703)    -            -    (2,020,703)
                             ----------- ----------- ---------- ----------
BALANCE,
 JUNE 30, 1997      $25,000  142,513,911   7,557,729 4,312,845 154,384,485
                    -------



See Note 4 for changes in Units outstanding.





___________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                        8
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                        NOTES TO THE FINANCIAL STATEMENTS
            (Information Subsequent to December 31, 1996 is Unaudited)

NOTE 1- GENERAL:

        Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment company Act of 1940. Commencing December 31, 1994, the Fund, as an interval fund, allows investors to semi-annually redeem or acquire units of the Fund ("Units") (see Note 4). The Fund will continue until December 31, 2010 unless further extended or sooner terminated as provided for in the Agreement of Limited Partnership (the "Agreement").

        The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

        The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

        The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

        Securities traded on a securities exchange or on the NASDAQ System are valued at the last sales price. Other securities traded in the over-the-counter market are valued at the average of the bid and asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.



                                          9
                          SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)
                          NOTES TO THE FINANCIAL STATEMENTS
              (Information Subsequent to December 31, 1996 is Unaudited)



NOTE 2- ACCOUNTING POLICIES (CONTINUED):

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Cash and cash equivalents include cash held in money market funds.


NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

        Profits are allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other Partners' capital balances; next, to the Partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the Partners in proportion to the number of Units held by each and 20% to MGP.

        Losses are allocated to the Partners in proportion to the number of Units Held by each, provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

        All net income allocated to Partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each Partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the Partner's capital account divided by $25,000.

        As of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16, and December 17, of each year.







                                       10
                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)
                           NOTES TO THE FINANCIAL STATEMENTS
             (Information Subsequent to December 31, 1996 is Unaudited)


NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        In May 1997, the Fund offered to repurchase up to 584.8832 Units (10% of its outstanding Units at June 30, 1997) at $25,000 per Unit. 80.8281 Units were tendered for repurchase.

        The Fund also has the right to sell additional Units at each fiscal period. As of July 1, 1997, the Fund sold 79.6 additional Units at $25,000 each.


                                            Corporate   Individual
                                 Limited     General      General
                                 Partners    Partner      Partner     Total
                                __________  __________ ____________ _______

Balance, December 31, 1995      3,743.5445   238.6575   226.8262 4,209.0282
Additional Units sold             307.1716       -        0.0372   307.2088
Transfers                            -        (8.4331)    8.4331         -
Allocation of additional Units  1,530.2219    520.9540   86.1121 2,137.2880
Repurchases                      (214.8251)  (540.0000)(160.0000)(914.8251)
                                -----------  ---------  --------- ---------

Balance, December 31, 1996      5,366.1129    211.1784  161.4086 5,738.6999
Additional Units sold             110.1317       -          -      110.1317
Transfer                             -         (2.0000)   2.0000          -
Allocation of additional Units    305.1399     93.1307    9.1052   407.3758
Repurchases                       (80.8281)      -           -    (80.8281)
                                ----------- ----------  ---------  --------

Balance, June 30, 1997          5,700.5564    302.3091  172.5138 6,175.3793
                                -----------  ---------  --------  ---------













                                       11

                           SPECIAL SITUATIONS FUND III,L.P.
                              (A Limited Partnership)
                           NOTES TO THE FINANCIAL STATEMENTS
           (Information Subsequent to December 31, 1996 is Unaudited)


NOTE 5- PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of securities for the six months ended June 30, 1997 aggregated $96,212,355 and $97,761,613, respectively.


NOTE 6- INCOME TAXES:

        No provision for income taxes has been made in the accompanying financial statements as each Partner is individually responsible for reporting income or loss based upon the respective share of the Fund's income and expenses reported for income tax purposes.


NOTE 7- RELATED PARTY TRANSACTIONS:

        AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        The Fund pays each Independent General Partner an annual fee of $10,000.


NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:

                                       Six Months         Years Ended
                                     Ended June 30,       December 31,
                                     --------------------------------------
                                           1997      1996    1995    1994
                                           ----      ----    ----    ----
Ratio of total expenses to average net     .99% *    1.00%   1.18%   1.19%
   assets

 Ratio of net income to average net       14.12%*   39.58%   38.09%  11.18%
   assets

Portfolio turnover rate                   70.86%    228.0%   245.2%  233.4%

Average commission rate paid              $.0378   $.0389     (a)    (a)

*Annualized

(a) This disclosure is not required prior to 1996



                                       12
                          SPECIAL SITUATIONS FUND III, L.P.
                              (A Limited Partnership)
                          NOTES TO THE FINANCIAL STATEMENTS
           (Information Subsequent to December 31, 1996 is Unaudited)



NOTE 9- RETURN ON PARTNER INVESTMENT:

        At June 30, 1997, the value of a $25,000 investment made at each respective subscription date is as follows:


               Subscription Date                  Value
              -----------------                  -----
               January 1, 1994                  $54,722
               January 1, 1995                  $50,027
               July 1, 1995                     $44,297
               January 1, 1996                  $36,941
               July 1, 1996                     $27,887
               January 1, 1997                  $26,393

NOTE 10- CASH CREDIT RISK CONCENTRATION

         The Fund maintains cash balances in a brokerage account with a broker who is a member of the New York Stock Exchange.


NOTE 11- SECURITIES SOLD SHORT:

         The Partnership is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Partnership to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Partnership is required to maintain collateral with the broker to secure these short positions.









                                       13